Regulatory Matters and Stockholders' Equity (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Regulatory Matters and Stockholders' Equity [Abstract]
Total capital (to risk weighted assets), Amount	$ 92,777	$ 89,613
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	45,672	40,767
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 7,090	$ 50,959
Total capital (to risk weighted assets), Ratio	16.25%	17.59%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	$ 85,638	$ 83,738
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	34,254	20,383
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 45,672	$ 30,575
Tier 1 capital (to risk weighted assets), Ratio	15.00%	16.43%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	6.00%	4.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets), amount	$ 85,638
Common Equity Tier 1 capital (to risk-weighted assets), for Capital Adequacy Purposes, amount	25,690
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision, amount	$ 37,108
Common Equity Tier 1 capital (to risk-weighted assets), Ratio	15.00%
Common Equity Tier 1 capital (to risk-weighted assets) For Capital Adequacy Purposes, Ratio	4.50%
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision	6.50%
Tier 1 capital (to average assets), Amount	$ 85,638	$ 83,738
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	29,203	28,069
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 36,504	$ 35,086
Tier 1 capital (to average assets), Ratio	11.73%	11.93%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Risk weight assigned to exposures	150.00%
Capital conservation buffer	2.50%